Statutory Prospectus Supplement dated October 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Series I and Series II shares of the Fund listed below:
Invesco V.I. Basic Balanced Fund
The following information replaces in its entirety the paragraphs appearing under the heading “FUND SUMMARY — Principal Investment Strategies of the Fund”:
     “Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objectives by investing primarily in income-producing equity securities (common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Adviser believes offer the potential for income with safety of principal and long-term growth of capital. Portfolio securities are typically sold when the assessments of the Adviser of the income or growth potential of such securities materially change.
     The Fund invests, under normal circumstances, a minimum of 30% and a maximum of 70% of its total assets in equity securities. The Fund will invest at least 25% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities. The Fund may also invest up to 25% of its total assets in convertible securities and up to 25% of its total assets in foreign securities.”
The following information replaces in its entirety the second, third, fourth fifth, sixth, seventh, eighth and ninth paragraphs under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Objective and Strategies”:
     “The Fund may invest in income-producing equity instruments (subject to the policy below), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives.
     The Fund invests, under normal circumstances, a minimum of 30% and a maximum of 70% of its total assets in equity securities. The Fund will invest at least 25% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities. The Fund may also invest up to 25% of its total assets in convertible securities and up to 25% of its total assets in foreign securities.
     In selecting securities, the Adviser focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Fund emphasizes a value style of investing and seeks income-producing securities which have attractive growth potential on an individual company basis. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market. The Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.
     The Fund may invest in securities which do not pay dividends or interest. The Fund may invest in securities that have above average volatility of price movement including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Fund will vary based upon the Fund’s investment performance. In an effort to reduce the portfolio’s overall exposure to any individual security price decline, the Fund spreads its investments over many different companies in a variety of industries.
     The Fund may invest to a greater degree in larger-sized companies, although the Fund is not required to do so exclusively and may invest in companies of any size including securities of small- and medium-sized companies. The securities of small- and medium-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. Thus, to the extent the Fund invests in small- and medium-sized companies, it will be subject to greater risk than that assumed through investment in the securities of larger-sized companies.
     The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances affecting the desirability of a given investment.”
VIBBA-STAT SUP 100610

Statutory Prospectus Supplement dated October 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Series I and Series II shares of the Fund listed below:
Invesco V.I. Financial Services Fund
The following information replaces in its entirety the sixth and seventh paragraphs appearing under the heading “FUND SUMMARY — Principal Investment Strategies of the Fund”:
     “In selecting investments, the portfolio manager seeks to identify those companies within the financial services sector with attractive total return potential. The portfolio manager emphasizes companies with solid balance sheets and operating cash flow that supports sustained or increasing dividends and/or share repurchases. Emphasis is placed on companies that the portfolio manager expects to profitably grow cash flows over time. Through fundamental research, financial statement analysis and the use of multiple valuation techniques, the portfolio manager estimates a target price for each stock over a 2-3 year investment horizon. The portfolio manager then constructs a portfolio which she believes provides the best combination of price appreciation potential, dividend income and risk profile. The portfolio manager considers whether to sell a particular security when any of these factors materially change.”
The following information replaces in its entirety the seventh and eighth paragraphs appearing under the heading “INVESTMENT OBJECTIVE, STRATEGIES RISKS AND PORTFOLIO HOLDINGS — Objective and Strategies”:
     “In selecting investments, the portfolio manager seeks to identify those companies within the financial services sector with attractive total return potential. The portfolio manager emphasizes companies with solid balance sheets and operating cash flow that supports sustained or increasing dividends and/or share repurchases. Emphasis is placed on companies that the portfolio manager expects to profitably grow cash flows over time. Through fundamental research, financial statement analysis and the use of multiple valuation techniques, the portfolio manager estimates a target price for each stock over a 2-3 year investment horizon. The portfolio manager then constructs a portfolio which she believes provides the best combination of price appreciation potential, dividend income and risk profile. The portfolio manager considers whether to sell a particular security when any of these factors materially change.”
I-VIFSE STAT SUP-1 100610

Statutory Prospectus Supplement dated October 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Series I and Series II shares of the Fund listed below:
Invesco V.I. Large Cap Growth Fund
The following information replaces in its entirety the fourth and fifth paragraphs under the heading “FUND SUMMARY — Principal Investment Strategies of the Fund”:
     “The portfolio managers utilize a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the portfolio managers use a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The portfolio managers then closely examine company fundamentals including detailed modeling of all of a company’s financial statements, as well as discussions with company management teams, suppliers, distributors, competitors and customers. The portfolio managers utilize a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The portfolio managers seek to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.
     The portfolio managers consider whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.”
The following information replaces in its entirety the fifth and sixth paragraphs under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Objective and Strategies”:
     “The portfolio managers utilize a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the portfolio managers use a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The portfolio managers then closely examine company fundamentals including detailed modeling of all of a company’s financial statements, as well as discussions with company management teams, suppliers, distributors, competitors and customers. The portfolio managers utilize a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The portfolio managers seek to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.
     The portfolio managers consider whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.”
VILCG-STAT SUP-1 100610

Prospectus Supplement dated October 6, 2010
The purpose of this mailing is to provide you with changes to the current Prospectuses for Series I and II shares of the Fund listed below:
Invesco Van Kampen V.I. Value Fund
The following information replaces in its entirety the first paragraph appearing under the heading “FUND SUMMARY — Principal Investment Strategies of the Fund”:
     “The Fund normally invests at least 65% of its assets in common stocks. The Fund emphasizes a value style of investing seeking well-established, undervalued companies. Portfolio securities are typically sold when the assessments of the Adviser of the potential of such securities materially change.”
The following information replaces in its entirety the first paragraph appearing under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Principal Investment Strategies of the Fund”:
     “The Fund normally invests at least 65% of its assets in common stocks.
     In selecting securities for investment, the Fund focuses primarily on the security’s potential for capital growth and income. The Fund emphasizes a value style of investing seeking well-established, undervalued companies. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than the returns on other styles of investing or the overall stock markets. The Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.
     The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.”
VK-VIVAL-SUP-1 100610

Prospectus Supplement dated October 6, 2010
The purpose of this mailing is to provide you with changes to the current Prospectuses for Series I and Series II shares of the Fund listed below:
Invesco Van Kampen V.I. Capital Growth Fund
The following information replaces in its entirety the first paragraph under the heading “FUND SUMMARY — Principal Investment Strategies of the Fund”:
     “Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing in a portfolio of growth-oriented companies. The Adviser utilizes a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals including detailed modeling of all of a company’s financial statements, as well as discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser utilizes a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.
     The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.”
The following information replaces in its entirety the first and second paragraph under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Principal Investment Strategies and Risks”:
     “Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing in a portfolio of securities consisting primarily of common stocks that the Adviser believes have above-average potential for capital growth. The Adviser utilizes a bottom-up stock selection process designed to produce alpha, and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals including detailed modeling of all of a company’s financial statements, as well as discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser utilizes a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.
     The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.”
VK-VICGR-SUP-1 100610

Prospectus Supplement dated October 6, 2010
The purpose of this mailing is to provide you with changes to the current Prospectuses for Series I and Series II shares of the Fund listed below:
Invesco Van Kampen V.I. International Growth Equity Fund
The following information replaces in its entirety the second paragraph under the heading “FUND SUMMARY — Principal Investment Strategies of the Fund”:
     “The Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on strengths of individual issuers, rather than sector or country trends.
     The Adviser may consider selling a security for several reasons, including when (1) its fundamentals deteriorate or it posts disappointing earnings; (2) its security price appears to be overvalued; or (3) a more attractive investment opportunity is identified.”
The following information replaces in its entirety the second paragraph under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Principal Investment Strategies and Risks”:
     “The Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on strengths of individual issuers, rather than sector or country trends.
     The Adviser may consider selling a security for several reasons, including when (1) its fundamentals deteriorate or it posts disappointing earnings; (2) its security price appears to be overvalued; or (3) a more attractive investment opportunity is identified.”
VK-VIIGE-SUP-1 100610